Investee Companies and other investments (Equity Accounted Investees) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands				1 Months Ended															12 Months Ended
	Oct. 01, 2017	Dec. 08, 2016	May 12, 2014	Feb. 28, 2019 ILS (₪)	Feb. 28, 2019 EUR (€)	Nov. 30, 2018 ILS (₪)	Nov. 30, 2018 EUR (€)	Jan. 31, 2018 ILS (₪)	Jan. 31, 2018 EUR (€)	Jan. 31, 2017 ILS (₪)	Jan. 31, 2017 EUR (€)	Jul. 31, 2016 ILS (₪)	Jul. 31, 2016 EUR (€)	Jul. 25, 2016 ILS (₪)	May 31, 2016 ILS (₪)	May 31, 2016 EUR (€)	Jul. 16, 2015	Nov. 25, 2010	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 24, 2018	Jul. 31, 2018	Jan. 15, 2018	Apr. 02, 2017 EUR (€)	Feb. 23, 2017 USD ($)	Dec. 19, 2016	Jul. 25, 2016 EUR (€)	Dec. 31, 2010
Disclosure of associates [line items]
Annual interest rate																					3.50%	3.50%	3.50%								3.43%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan							€ 26,040		€ 19,265		€ 12,330
Proceeds from subsidiaries							2,440		1,670		€ 407
Current maturities of loan on equity							415		€ 415
Claims amount payment | $																												$ 183,368
Percentage of production increase																								3.00%		6.00%
Edelsburg Group [Member]
Disclosure of associates [line items]
Expenses paid to Zorlu | ₪				₪ 10,000
Bottom of range [Member]
Disclosure of associates [line items]
Annual interest rate																					1.60%	1.60%	1.60%
Top of range [member]
Disclosure of associates [line items]
Annual interest rate																					3.50%	3.50%	3.50%
NIS [Member] | Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪						₪ 110,000		₪ 80,000		₪ 50,000
Proceeds from subsidiaries | ₪						10,300		6,950		₪ 1,750
Current maturities of loan on equity | ₪						1,780		₪ 1,780
NIS [Member] | Dorad Energy Ltd [Member] | Tranche One [Member]
Disclosure of associates [line items]
Proceeds from subsidiaries | ₪						₪ 2,000
Euro [Member] | Dorad Energy Ltd [Member] | Tranche One [Member]
Disclosure of associates [line items]
Proceeds from subsidiaries							€ 466
Euro [Member] | Edelsburg Group [Member]
Disclosure of associates [line items]
Expenses paid to Zorlu					€ 2,430
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds																		18.75%
Issued production licenses			20 years
License expiration date			May 11, 2034
Proportion of ownership interest																			9.375%	9.375%
Annual interest rate																						3.00%	3.00%		4.00%
Senior debt																						5.10%	5.10%
Repayment of shareholders loan													€ 82,000
Proceeds from subsidiaries													€ 7,030
Amount financial agreement guarantees by direct share																				€ 40,311
Amount financial agreement guarantees by indirect share																				€ 3,780
Percentage of average production reduced																													0.50%
Dorad Energy Ltd [Member] | Bottom of range [Member]
Disclosure of associates [line items]
Proportion of ownership interest															9.1875%	9.1875%
Dorad Energy Ltd [Member] | Top of range [member]
Disclosure of associates [line items]
Proportion of ownership interest															9.375%	9.375%
Dorad Energy Ltd [Member] | NIS [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪												₪ 350,000
Proceeds from subsidiaries | ₪												₪ 30,000
Amount financial agreement guarantees by direct share | ₪																			₪ 173,000
Amount financial agreement guarantees by indirect share | ₪																			₪ 16,200
Dori Energy [Member]
Disclosure of associates [line items]
Percentage of share capital holds		50.00%	30.00%											10.00%
Proportion of ownership interest																			50.00%	50.00%	50.00%
Shareholders loans																				€ 9,185
Percentage decrease from Dorad Holding														10.00%
Dori Energy [Member] | Second Option [Member]
Disclosure of associates [line items]
Increase percentage of holding share															50.00%	50.00%
Aggregate amount paid for exercise of option																€ 657
Shareholders loans																€ 93
Dori Energy [Member] | NIS [Member]
Disclosure of associates [line items]
Shareholders loans | ₪																			₪ 39,419
Dori Energy [Member] | NIS [Member] | Second Option [Member]
Disclosure of associates [line items]
Aggregate amount paid for exercise of option | ₪															₪ 2,800
Shareholders loans | ₪															₪ 400
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds																	25.00%
Luzon Group [Member]
Disclosure of associates [line items]
Percentage of share capital holds		50.00%
Claims amount payment																											€ 218,000
Payment received for management and entrepreneurship services																														€ 11,900
Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Claims amount payment																											€ 906,400
Payment received for management and entrepreneurship services | ₪														₪ 49,400
Recovery of amounts committed | ₪														₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds	37.50%
Zorlu [Member] | USD [Member]
Disclosure of associates [line items]
Claims amount payment | $																						$ 140,000
Claims interest payment amount | $																						43,000
Zorlu [Member] | Euro [Member]
Disclosure of associates [line items]
Claims amount payment																							€ 123,000
Claims interest payment amount																							38,000
Dorad [Member] | USD [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $																						$ 24,000
Dorad [Member] | Euro [Member]
Disclosure of associates [line items]
Refund amount to Dorad																							€ 21,000
Edelcom Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds														18.75%